Financial investments (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment [Line Items]
Financial investments	R$ 1,103,299	R$ 782,647
Financial assets, average return percentage.	100.00%
Financial Assets Interest Rate	13.75%
Unrealized gains (losses) on investments	R$ (107)
Current financial assets available-for-sale	R$ 141
Brazilian Treasury Bonds [Member]
Investment [Line Items]
Financial assets, average return percentage.	100.00%
Brazilian Treasury Bonds [Member] | Selic Interest Rate
Investment [Line Items]
Financial Assets Interest Rate		9.25%